UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3275

Smith Barney Investment Funds Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  September 30
Date of reporting period: September 30, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

         The Annual Report to Stockholders is filed herewith.

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                                  SMITH BARNEY
                               GROUP SPECTRUM FUND
--------------------------------------------------------------------------------

               CLASSIC SERIES | ANNUAL REPORT | SEPTEMBER 30, 2003

                 [LOGO] Smith Barney
                        Mutual Funds
                 Your Serious Money Professionally Managed.(R)

         Your Serious Money. Professionally Managed.(R) is a registered service mark of Citigroup Global Markets Inc.

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             NOT FDIC INSURED o NOT BANK GUARANTEED o MAY LOSE VALUE
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

[PHOTO OMITTED]  ALAN SHAW
                 LOUISE YAMADA
                 Technical Research
                 Team Leaders

[LOGO] Classic Series

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Annual Report o September 30, 2003

SMITH BARNEY
GROUP SPECTRUM FUND

--------------------------------------------------------------------------------
ALAN SHAW
--------------------------------------------------------------------------------

Beginning his career over 44 years ago, Alan became involved in technical analysis around 1960 and served as Research Director at Harris Upham before its merger with Smith Barney in 1976. Since then, he has played an integral role in Smith Barney's Equity Research Department, as a Managing Director and Manager of Technical Research, representing a 44-year commitment to the organization.

--------------------------------------------------------------------------------
LOUISE YAMADA
--------------------------------------------------------------------------------

Louise Yamada's over 21 year career with Smith Barney is equally illustrious. She also plays an integral role in Smith Barney as a Managing Director and Manager of the Technical Research team that has been ranked number one for two straight years by Institutional Investor magazine, with Louise taking the number one spot in 2001.

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FUND OBJECTIVE
--------------------------------------------------------------------------------

The Smith Barney Group Spectrum Fund seeks capital appreciation. The Fund seeks to outperform the S&P 500 Index by investing in the common stocks that comprise the sub-industries of the S&P 500 Index that have been determined by the Smith Barney Group Spectrum Allocation Model as likely to outperform the entire S&P 500 Index.

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FUND FACTS
--------------------------------------------------------------------------------

FUND INCEPTION
--------------------------------------------------------------------------------
October 30, 2000

TECHNICAL RESEARCH
TEAM LEADERS' INVESTMENT
INDUSTRY EXPERIENCE
--------------------------------------------------------------------------------
Alan Shaw                                                               44 years
Louise Yamada                                                           21 years

What's Inside

Letter from the Chairman ..................................................    1
Manager Overview ..........................................................    2
Fund Performance ..........................................................    4
Historical Performance ....................................................    5
Schedule of Investments ...................................................    6
Statement of Assets and Liabilities .......................................   13
Statement of Operations ...................................................   14
Statements of Changes in Net Assets .......................................   15
Notes to Financial Statements .............................................   16
Financial Highlights ......................................................   21
Independent Auditors' Report ..............................................   23
Additional Information ....................................................   24

================================================================================
                            LETTER FROM THE CHAIRMAN
================================================================================

[PHOTO OMITTED]

R. JAY GERKEN, CFA

Chairman, President and
Chief Executive Officer

Dear Shareholder,

The philosopher Bertrand Russell famously remarked that, "Change is one thing, progress is another." You will notice in the following pages that we have begun to implement some changes to your shareholder report and we will be reflecting other changes in future reports. Our aim is to make meaningful improvements in reporting on the management of your fund and its performance, not just to enact change for change's sake. Please bear with us during this transition period.

We know that you have questions about fund managers' decisions and plans, and we want to be sure that you have easy access to the information you need. Keeping investors informed is, and always will be, one of my top priorities as Chairman of your fund. To that end, we encourage you to go to our website: www.smithbarneymutualfunds.com where you can find additional insight on your fund.

We invite you to read this report in full. Please take the opportunity to talk to your financial adviser about this report or any other questions or concerns you have about your fund and your financial future. As always, thank you for entrusting your assets to us. We look forward to helping you continue to meet your financial goals. Please read on to learn more about your fund's performance and the Manager's strategy.

Sincerely,


/s/ R. Jay Gerken


R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

October 10, 2003


          1   Smith Barney Group Spectrum Fund | 2003 Annual Report

================================================================================
                                MANAGER OVERVIEW
================================================================================

Performance Review

For the 12 months ended September 30, 2003, Class A shares of the Smith Barney Group Spectrum Fund, without sales charges, returned 3.50%. These shares underperformed the fund's unmanaged benchmark, the S&P 500 Index,(i) which returned 24.37% for the same period. These shares also underperformed the fund's Lipper peer group of large cap core funds, which returned 20.86% on average for the same period.(1)

Overview

At the outset, we wish to make it clear that we are well aware that over the past year, the relative performance of the fund to the S&P 500 benchmark has left something to be desired.

Performance judgment is very much determined by the period selected to judge. The fund is now about to mark its third anniversary. In our past two annual reports to shareholders, we noted that, "...our ongoing technical analysis is still very suggestive of a quite challenging overall market trend ahead." Indeed, a highly volatile trend did mark the past year, which played a major role in the fund's underperformance in the period.

For a good part of the fund's three-year history, the fund held a fairly large cash position based on the bottom-up(2) approach applied in the portfolio's construction. In the weaker market periods, such a position obviously proved wise, as we noted a rather positive relative performance to the fund's benchmark in last year's annual report.

But when the market shifts quickly to the upside, as it did in the spring and summer of 2003, being that our technical disciplines are more intermediate-term in nature (weeks to months), some relative performance concession does occur, until the disciplines allow the identification of groups to own. The fund's large cash position in the face of this market shift is the main reason for the past year's underperformance by the fund relative to the benchmark. At the time of this writing, as the equity market continues in its uptrend, the fund's cash position has been contracting, placing the portfolio in a more fully invested position.

Perhaps it may be instructive to reiterate a paragraph included in our past two annual reports to shareholders:

      More than a word is in order to explain how cash positions in the fund develop, if at all. First, it should be emphasized that the fund's goal is to be as fully invested in the stocks that comprise the S&P 500 Index as our ongoing technical analysis of the over 100 sub-industries that define the 500 stocks allows. "Cash" is the reciprocal of the group analytical exercise, which stresses relative strength. In other words, macro factors are not the determinate of the cash level. We don't come into work one day "feeling" bearish, and thus raise the portfolio's cash position. If, over time, more groups are downgraded from "Buy" to "Hold," where a position is decreased, or from "Hold" to "Avoid," where the position is sold, cash will increase if there are no replacement groups at the time.

----------

(1) Lipper is a major independent mutual-fund tracking organization. Returns are based on the 12-month period ended September 30, 2003, calculated among 1,073 funds in the large cap core funds category with reinvestment of dividends and capital gains, excluding sales charges.
(2) Bottom-up investing is a search for outstanding performance of individual stocks before considering the impact of economic trends.


          2   Smith Barney Group Spectrum Fund | 2003 Annual Report

As we have often noted, portfolio performance comes about not only based on what a fund owns, but also to a great degree based on what a fund does not own. In this regard we would like to point out that the fund, as of September 30th, was almost devoid of Energy sector holdings, and severely underweighted in Consumer Staples and Healthcare sectors. Given that companies in these sectors generally underperformed the broad market for much of the period, this lack of exposure positively impacted the fund's performance, especially relative to its peers. In regard to the Healthcare sector, the Pharmaceuticals sub-sector, which underperformed the broad market during the period, had been on our technical "Sell" list for many weeks.

The fund has been close to market-weighted in the Consumer Discretionary sector, which contributed positively to performance. Among the sectors that contributed positively to fund performance, the most evident overweight has been in the Information Technology sector, while positions have increased in the Industrials, Materials and Financials sectors.

Thank you for your investment in the Smith Barney Group Spectrum Fund. We appreciate that you have entrusted us to manage your money and value our relationship with you.

Sincerely,


/s/ Kevin Kopczynski


Kevin Kopczynski
Vice President and Investment Officer

October 10, 2003

The information provided in this letter by the Investment Adviser is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of September 30, 2003 and are subject to change. Please refer to pages 6 through 12 for a list and percentage breakdown of the fund's holdings.

(i) The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks. Please note that an investor cannot invest directly in an index.


          3   Smith Barney Group Spectrum Fund | 2003 Annual Report

================================================================================
Average Annual Total Returns+ (unaudited)
================================================================================

                                                 Without Sales Charges(1)
                                         ---------------------------------------
                                         Class A        Class B         Class L
================================================================================
Twelve Months Ended 9/30/03                 3.50%           2.63%          2.63%
--------------------------------------------------------------------------------
Inception* through 9/30/03                (11.42)         (12.11)        (12.11)
================================================================================

                                                    With Sales Charges(2)
                                         ---------------------------------------
                                         Class A        Class B         Class L
================================================================================
Twelve Months Ended 9/30/03                (1.72)%         (2.37)%         0.57%
--------------------------------------------------------------------------------
Inception* through 9/30/03                (12.97)         (13.02)        (12.43)
================================================================================

================================================================================
Cumulative Total Returns+ (unaudited)
================================================================================

                                                        Without Sales Charges(1)
================================================================================
Class A (Inception* through 9/30/03)                           (29.81)%
--------------------------------------------------------------------------------
Class B (Inception* through 9/30/03)                           (31.39)
--------------------------------------------------------------------------------
Class L (Inception* through 9/30/03)                           (31.39)
================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.
(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charges of 5.00% and 1.00%, respectively; Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from purchase payment. Thereafter, the CDSC declines by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.
+ The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
*     Inception date for Class A, B and L shares is October 30, 2000.


          4   Smith Barney Group Spectrum Fund | 2003 Annual Report

================================================================================
Historical Performance (unaudited)
================================================================================

Value of $10,000 Invested in Class A, B and L Shares of the
Smith Barney Group Spectrum Fund vs. S&P 500 Index+

--------------------------------------------------------------------------------
                         October 2000 -- September 2003

   [The following table was depicted as a line chart in the printed material.]

                         Smith           Smith          Smith
                         Barney          Barney         Barney
                         Group           Group          Group
                        Spectrum        Spectrum       Spectrum
                          Fund            Fund           Fund
                        Class A         Class B        Class L         S&P
                         Shares          Shares         Shares      500 Index
                        -------         -------        -------      ---------
Oct 30, 2000              9500           10000           9896         10000
    Mar 2001              8507            8926           8833          8160
    Sep 2001              7654            8003           7920          7370
    Mar 2002              7554            7871           7789          8180
    Sep 2002              6443            6685           6616          5862
    Mar 2003              6042            6237           6181          6156
Sep 30, 2003              6668            6656           6790          7291

+ Hypothetical illustration of $10,000 invested in Class A, B and L shares on October 30, 2000 (inception date), assuming deduction of the maximum 5.00% and 1.00% sales charge at the time of investment for Class A and L shares, respectively; and the deduction of the maximum 5.00% and 1.00% CDSC for Class B and L shares, respectively. It also assumes reinvestment of dividends and capital gains, if any, through September 30, 2003. The S&P 500 Index is composed of 500 widely held common stocks. Figures for the Index include reinvestment of dividends. The Index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

      All figures represent past performance and are not a guarantee of future results. The performance data represents past performance including the investment return and principal value of an investment, which will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


          5   Smith Barney Group Spectrum Fund | 2003 Annual Report

================================================================================
Schedule of Investments                                       September 30, 2003
================================================================================

   SHARES                       SECURITY                               VALUE
================================================================================
COMMON STOCK -- 72.5%
Airlines -- 0.3%
       2,856     Delta Air Lines, Inc.*                             $     37,985
      18,130     Southwest Airlines Co.                                  320,901
--------------------------------------------------------------------------------
                                                                         358,886
--------------------------------------------------------------------------------
Auto Components -- 0.3%
       3,978     Dana Corp.                                               61,381
      15,000     Delphi Corp.                                            135,750
       2,416     Johnson Controls, Inc.                                  228,554
       3,500     Visteon Corp.                                            23,100
--------------------------------------------------------------------------------
                                                                         448,785
--------------------------------------------------------------------------------
Automobiles -- 0.7%
      43,758     Ford Motor Co.                                          471,274
      13,393     General Motors Corp.                                    548,175
--------------------------------------------------------------------------------
                                                                       1,019,449
--------------------------------------------------------------------------------
Banks -- 0.9%
      21,136     The Bank of New York Co., Inc.                          615,269
      11,815     Mellon Financial Corp.                                  356,104
       6,058     Northern Trust Corp.                                    257,102
--------------------------------------------------------------------------------
                                                                       1,228,475
--------------------------------------------------------------------------------
Biotechnology -- 2.0%
      30,164     Amgen Inc.*                                           1,947,689
       3,492     Biogen, Inc.*                                           133,499
       4,358     Chiron Corp.*                                           225,265
       5,193     Genzyme Corp.-- General Division*                       240,176
       5,838     MedImmune, Inc.*                                        192,712
--------------------------------------------------------------------------------
                                                                       2,739,341
--------------------------------------------------------------------------------
Building Products -- 0.4%
       1,810     American Standard Cos. Inc.*                            152,492
       2,436     Crane Co.                                                57,027
      11,766     Masco Corp.                                             288,032
--------------------------------------------------------------------------------
                                                                         497,551
--------------------------------------------------------------------------------
Chemicals -- 0.1%
       6,652     Monsanto Co.                                            159,249
--------------------------------------------------------------------------------
Commercial Services and Supplies -- 1.8%
       4,755     Allied Waste Industries, Inc.*                           51,354
      14,354     Automatic Data Processing Inc.                          514,591
      11,683     Concord EFS, Inc.*                                      159,707
       3,426     Convergys Corp.*                                         62,833
      17,767     First Data Corp.                                        709,969
       4,646     Fiserv, Inc.*                                           168,325
       2,633     Monster Worldwide Inc.*                                  66,299
       9,042     Paychex, Inc.                                           306,795
       3,995     Robert Half International Inc.*                          77,902
       3,462     Sabre Holdings Corp.                                     74,398
      13,450     Waste Management, Inc.                                  351,986
--------------------------------------------------------------------------------
                                                                       2,544,159
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.


          6   Smith Barney Group Spectrum Fund | 2003 Annual Report

================================================================================
Schedule of Investments (continued)                           September 30, 2003
================================================================================

   SHARES                       SECURITY                               VALUE
================================================================================
Communications Equipment -- 4.6%
      20,948     ADC Telecommunications, Inc.*                      $     48,809
       4,000     Andrew Corp.*                                            49,160
      10,855     Avaya Inc.*                                             118,319
      12,271     CIENA Corp.*                                             72,522
     182,847     Cisco Systems, Inc.*                                  3,572,830
       4,905     Comverse Technology, Inc.*                               73,379
      34,680     Corning, Inc.*                                          326,686
      37,258     JDS Uniphase Corp.*                                     134,129
     108,388     Lucent Technologies, Inc.*                              234,118
      60,627     Motorola, Inc.                                          725,705
      20,677     QUALCOMM, Inc.                                          860,990
       3,881     Scientific-Atlanta, Inc.                                120,893
      10,756     Tellabs, Inc.*                                           73,033
--------------------------------------------------------------------------------
                                                                       6,410,573
--------------------------------------------------------------------------------
Computers and Peripherals -- 0.8%
      55,334     EMC Corp.*                                              698,868
       3,230     Lexmark International, Inc., Class A Shares*            203,522
       8,623     Network Appliance, Inc.*                                177,030
--------------------------------------------------------------------------------
                                                                       1,079,420
--------------------------------------------------------------------------------
Construction and Engineering -- 0.0%
       1,904     Fluor Corp.                                              71,076
--------------------------------------------------------------------------------
Containers and Packaging -- 0.2%
       1,459     Bemis, Inc.                                              64,634
       2,350     Sealed Air Corp.*                                       110,990
       1,488     Temple-Inland Inc.                                       72,242
--------------------------------------------------------------------------------
                                                                         247,866
--------------------------------------------------------------------------------
Diversified Financials -- 8.6%
      37,070     American Express Co.                                  1,670,374
       3,944     The Bear Stearns Cos. Inc.                              295,011
       6,545     Capital One Financial Corp.                             373,327
      53,583     The Charles Schwab Corp.                                638,174
       2,980     Federated Investors, Inc., Class B Shares                82,546
       6,886     Franklin Resources, Inc.                                304,430
      18,755     The Goldman Sachs Group, Inc.                         1,573,544
       6,565     Janus Capital Group Inc.                                 91,713
       9,570     Lehman Brothers Holdings Inc.                           661,096
      36,800     MBNA Corp.                                              839,040
      36,994     Merrill Lynch & Co., Inc.                             1,980,289
      43,033     Morgan Stanley                                        2,171,445
       5,742     Principal Financial Group, Inc.                         177,945
       8,357     Providian Financial Corp.*                               98,529
      12,986     SLM Corp.                                               505,935
       9,133     State Street Corp.                                      410,985
       3,388     T. Rowe Price Group Inc.                                139,789
--------------------------------------------------------------------------------
                                                                      12,014,172
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.


          7   Smith Barney Group Spectrum Fund | 2003 Annual Report

================================================================================
Schedule of Investments (continued)                           September 30, 2003
================================================================================

   SHARES                       SECURITY                               VALUE
================================================================================
Electrical Equipment -- 1.1%
       7,704     American Power Conversion Corp.                    $    132,046
       3,594     Cooper Industries, Inc., Class A Shares                 172,620
      16,443     Emerson Electric Co.                                    865,724
       5,279     Molex, Inc.                                             150,927
       3,259     Power-One, Inc.*                                         33,535
       7,217     Rockwell Automation, Inc.                               189,446
       2,302     Thomas & Betts Corp.*                                    36,487
--------------------------------------------------------------------------------
                                                                       1,580,785
--------------------------------------------------------------------------------
Electronic Equipment and Instruments -- 1.0%
      18,847     Agilent Technologies, Inc.*                             416,707
       5,493     Jabil Circuit, Inc.*                                    143,093
       1,689     Millipore Corp.                                          77,795
       5,068     PerkinElmer, Inc.                                        77,591
      14,092     Sanmina-SCI Corp.*                                      136,692
      22,922     Solectron Corp.*                                        134,094
       9,220     Symbol Technologies, Inc.                               110,179
       3,393     Tektronix, Inc.                                          83,977
       6,489     Thermo Electron Corp.*                                  140,811
       4,914     Waters Corp.*                                           134,791
--------------------------------------------------------------------------------
                                                                       1,455,730
--------------------------------------------------------------------------------
Food and Drug Retailing -- 1.8%
       8,811     Albertson's, Inc.                                       181,242
       9,718     CVS Corp.                                               301,841
      18,045     Kroger Co.*                                             322,464
      10,600     Safeway Inc.*                                           243,164
       3,374     SUPERVALU Inc.                                           80,504
      16,374     SYSCO Corp.                                             535,594
      25,235     Walgreen Co.                                            773,200
       3,381     Winn-Dixie Stores Inc.                                   32,627
--------------------------------------------------------------------------------
                                                                       2,470,636
--------------------------------------------------------------------------------
Food Products -- 0.1%
      12,072     Archer-Daniels-Midland Co.                              158,264
--------------------------------------------------------------------------------
Healthcare Equipment and Supplies -- 3.6%
       5,838     Applera Corp.-- Applied Biosystems Group                130,246
       1,848     Bausch & Lomb, Inc.                                      81,589
      17,011     Baxter International, Inc.                              494,340
       7,094     Becton Dickinson & Co.                                  256,235
       7,163     Biomet, Inc.                                            240,748
      11,500     Boston Scientific Corp.*                                733,700
       1,447     C.R. Bard, Inc.                                         102,737
       8,599     Guidant Corp.                                           402,863
      33,993     Medtronic, Inc.                                       1,594,952
       4,798     St. Jude Medical, Inc.*                                 257,988
       5,563     Stryker Corp.                                           418,950
       6,340     Zimmer Holdings, Inc.*                                  349,334
--------------------------------------------------------------------------------
                                                                       5,063,682
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.


          8   Smith Barney Group Spectrum Fund | 2003 Annual Report

================================================================================
Schedule of Investments (continued)                           September 30, 2003
================================================================================

   SHARES                       SECURITY                               VALUE
================================================================================
Healthcare Providers and Services -- 0.4%
       8,655     HCA Inc.                                           $    319,023
       4,155     Health Management Associates, Inc.,
                   Class A Shares                                         90,621
       1,543     Manor Care, Inc.                                         46,290
       8,037     Tenet Healthcare Corp.*                                 116,376
--------------------------------------------------------------------------------
                                                                         572,310
--------------------------------------------------------------------------------
Hotels, Restaurants and Leisure -- 2.1%
      15,718     Carnival Corp.                                          516,965
       4,061     Darden Restaurants, Inc.                                 77,159
       3,098     Harrah's Entertainment, Inc.                            130,457
       9,428     Hilton Hotels Corp.                                     152,922
       9,715     International Game Technology                           273,477
       5,815     Marriott International Inc., Class A Shares             250,219
      31,451     McDonald's Corp.                                        740,357
       9,666     Starbucks Corp.*                                        278,381
       5,023     Starwood Hotels & Resorts Worldwide, Inc.               174,800
       2,804     Wendy's International, Inc.                              90,569
       7,254     Yum! Brands, Inc.*                                      214,863
--------------------------------------------------------------------------------
                                                                       2,900,169
--------------------------------------------------------------------------------
Household Durables -- 0.3%
       1,884     Black & Decker Corp.                                     76,396
       4,886     Leggett & Platt, Inc.                                   105,684
       1,904     Maytag Corp.                                             47,543
       1,415     Snap-On Inc.                                             39,125
       2,063     The Stanley Works                                        60,900
       1,669     Whirlpool Corp.                                         113,108
--------------------------------------------------------------------------------
                                                                         442,756
--------------------------------------------------------------------------------
Industrial Conglomerates -- 6.8%
      18,604     3M Co.                                                1,284,978
     238,064     General Electric Co.                                  7,096,688
       3,220     Textron, Inc.                                           127,029
      47,461     Tyco International Ltd.                                 969,628
--------------------------------------------------------------------------------
                                                                       9,478,323
--------------------------------------------------------------------------------
Information Technology Consulting and Services -- 0.5%
       4,491     Computer Sciences Corp.*                                168,727
      11,511     Electronic Data Systems Corp.                           232,522
       6,849     SunGard Data Systems Inc.*                              180,197
       9,515     Unisys Corp.*                                           128,738
--------------------------------------------------------------------------------
                                                                         710,184
--------------------------------------------------------------------------------
Internet Software and Services -- 0.4%
      14,212     Yahoo! Inc.*                                            502,821
--------------------------------------------------------------------------------
Machinery -- 3.4%
      13,788     Caterpillar Inc.                                        949,166
       1,658     Cummins Inc.                                             73,665
       6,292     Danaher Corp.                                           464,727
       9,565     Deere & Co.                                             509,910
       8,324     Dover Corp.                                             294,420
       3,085     Eaton Corp.                                             273,393
      12,649     Illinois Tool Works, Inc.                               838,123

                       See Notes to Financial Statements.


          9   Smith Barney Group Spectrum Fund | 2003 Annual Report

================================================================================
Schedule of Investments (continued)                           September 30, 2003
================================================================================

   SHARES                       SECURITY                               VALUE
================================================================================
Machinery -- 3.4% (continued)
       7,053     Ingersoll-Rand Co., Class A Shares                 $    376,912
       3,794     ITT Industries, Inc.                                    227,033
       2,730     Navistar International Corp.*                           101,774
       4,658     PACCAR Inc.                                             347,906
       5,099     Pall Corp.                                              114,422
       4,855     Parker-Hannifin Corp.                                   217,018
--------------------------------------------------------------------------------
                                                                       4,788,469
--------------------------------------------------------------------------------
Media -- 0.4%
      10,310     The Interpublic Group Cos., Inc.                        145,577
       5,005     Omnicom Group, Inc.                                     359,609
--------------------------------------------------------------------------------
                                                                         505,186
--------------------------------------------------------------------------------
Metals and Mining -- 1.1%
      19,371     Alcoa Inc.                                              506,745
       7,035     Freeport-McMoRan Copper & Gold, Inc.,
                   Class B Shares                                        232,858
      16,443     Newmont Mining Corp.                                    642,757
       3,720     Phelps Dodge Corp.*                                     174,096
--------------------------------------------------------------------------------
                                                                       1,556,456
--------------------------------------------------------------------------------
Multiline Retail -- 2.1%
       3,261     Big Lots, Inc.*                                          51,556
       2,220     Dillard's, Inc., Class A Shares                          31,036
       9,319     Dollar General Corp.                                    186,380
       4,804     Family Dollar Stores, Inc.                              191,632
       4,923     Federated Department Stores, Inc.                       206,274
       7,214     J.C. Penney Co., Inc.                                   154,163
       9,016     Kohl's Corp.*                                           482,356
       7,661     May Department Stores Co.                               188,690
       3,607     Nordstrom, Inc.                                          89,490
       7,516     Sears Roebuck & Co.                                     328,675
      25,444     Target Corp.                                            957,458
--------------------------------------------------------------------------------
                                                                       2,867,710
--------------------------------------------------------------------------------
Oil and Gas -- 0.1%
       1,161     Ashland Inc.                                             38,139
       1,309     Sunoco, Inc.                                             52,648
--------------------------------------------------------------------------------
                                                                          90,787
--------------------------------------------------------------------------------
Paper and Forest Products -- 0.8%
       1,415     Boise Cascade Corp.                                      39,054
       6,144     Georgia Pacific Corp.                                   148,931
      11,616     International Paper Co.                                 453,256
       2,847     Louisiana Pacific Corp.*                                 39,232
       4,854     MeadWestvaco Corp.                                      123,777
       5,966     Weyerhaeuser Co.                                        348,713
--------------------------------------------------------------------------------
                                                                       1,152,963
--------------------------------------------------------------------------------
Semiconductor Equipment and Products -- 10.1%
      13,491     Advanced Micro Devices, Inc.*                           149,885
      14,870     Altera Corp.*                                           281,043
      14,205     Analog Devices, Inc.*                                   540,074
      66,541     Applied Materials, Inc.*                              1,207,054
      11,846     Applied Micro Circuits Corp.*                            57,690

                       See Notes to Financial Statements.


          10  Smith Barney Group Spectrum Fund | 2003 Annual Report

================================================================================
Schedule of Investments (continued)                           September 30, 2003
================================================================================

   SHARES                       SECURITY                               VALUE
================================================================================
Semiconductor Equipment and Products -- 10.1% (continued)
      11,532     Broadcom Corp., Class A Shares*                    $    306,982
     253,145     Intel Corp.                                           6,964,019
       7,640     KLA-Tencor Corp.*                                       392,696
      12,170     Linear Technology Corp.                                 435,808
      14,723     LSI Logic Corp.*                                        132,360
      12,625     Maxim Integrated Products, Inc.                         498,688
      23,715     Micron Technology, Inc.*                                318,255
       7,159     National Semiconductor Corp.*                           231,164
       6,093     Novellus Systems, Inc.*                                 205,639
       6,185     NVIDIA Corp.*                                            98,410
       6,629     PMC-Sierra, Inc.*                                        87,443
       3,664     QLogic Corp.*                                           172,245
       7,575     Teradyne, Inc.*                                         140,895
      67,320     Texas Instruments Inc.                                1,534,896
      13,239     Xilinx, Inc.*                                           377,444
--------------------------------------------------------------------------------
                                                                      14,132,690
--------------------------------------------------------------------------------
Software -- 8.8%
       6,154     Adobe Systems, Inc.                                     241,606
       3,216     Autodesk, Inc.                                           54,736
       6,006     BMC Software, Inc.*                                      83,664
       4,734     Citrix Systems, Inc.*                                   104,527
      15,272     Computer Associates International, Inc.                 398,752
      11,008     Compuware Corp.*                                         59,003
       4,124     Electronic Arts Inc.*                                   380,357
       5,903     Intuit Inc.*                                            284,761
       2,481     Mercury Interactive Corp.*                              112,662
     285,316     Microsoft Corp.                                       7,928,932
       9,797     Novell, Inc.*                                            52,218
     138,088     Oracle Corp.*                                         1,549,347
       7,659     Parametric Technology, Inc.*                             23,896
      10,472     PeopleSoft, Inc.*                                       190,486
      14,212     Siebel Systems, Inc.*                                   138,141
       4,004     Symantec Corp.*                                         252,332
      11,231     VERITAS Software Corp.*                                 352,653
--------------------------------------------------------------------------------
                                                                      12,208,073
--------------------------------------------------------------------------------
Specialty Retail -- 4.1%
      11,064     AutoNation, Inc.*                                       194,063
       3,599     AutoZone, Inc.*                                         322,218
      11,892     Bed Bath and Beyond Inc.*                               454,037
      11,535     Best Buy Co., Inc.*                                     548,143
       7,469     Circuit City Stores, Inc.                                71,180
      59,158     The Home Depot, Inc.                                  1,884,182
      20,167     Lowe's Cos., Inc.                                     1,046,667
      12,464     Office Depot, Inc.*                                     175,119
       5,924     RadioShack Corp.                                        168,301
       3,757     The Sherwin-Williams Co.                                110,493
      19,720     Staples, Inc.*                                          468,350
       5,840     Tiffany & Co.                                           218,007
       8,583     Toys "R" Us, Inc.*                                      103,253
--------------------------------------------------------------------------------
                                                                       5,764,013
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.


          11  Smith Barney Group Spectrum Fund | 2003 Annual Report

================================================================================
Schedule of Investments (continued)                           September 30, 2003
================================================================================

   SHARES                       SECURITY                               VALUE
================================================================================
Tobacco -- 1.7%
      49,743     Altria Group, Inc.                                 $  2,178,743
       2,066     R.J. Reynolds Tobacco Holdings, Inc.                     81,690
       4,080     UST Inc.                                                143,534
--------------------------------------------------------------------------------
                                                                       2,403,967
--------------------------------------------------------------------------------
Trading Companies and Distributors -- 0.1%
       2,337     W.W. Grainger, Inc.                                     111,124
--------------------------------------------------------------------------------
Wireless Telecommunication Services -- 1.0%
      74,297     AT&T Wireless Services Inc.*                            607,749
      28,356     Nextel Communications, Inc., Class A Shares*            558,330
      28,327     Sprint Corp. (PCS Group)*                               162,314
--------------------------------------------------------------------------------
                                                                       1,328,393
--------------------------------------------------------------------------------
                 TOTAL COMMON STOCK
                 (Cost -- $91,695,228)                               101,064,493
================================================================================

    FACE
   AMOUNT                          SECURITY                             VALUE
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 27.5%
$  4,905,000     Goldman Sachs & Co., 0.950% due 10/1/03;
                    Proceeds at maturity -- $4,905,129; (Fully
                    collateralized by U.S. Treasury Notes and
                    Bonds, 1.625% to 12.375% due 5/15/04 to
                    4/15/28; Market value -- $5,003,102)               4,905,000
  33,449,000     Merrill Lynch & Co., Inc., 0.950% due 10/1/03;
                    Proceeds at maturity -- $33,449,883; (Fully
                    collateralized by U.S. Treasury Bills, Notes
                    and Bonds, 0.000% to 7.500% due 10/2/03 to
                    11/15/16; Market value -- $34,118,030)            33,449,000
--------------------------------------------------------------------------------
                 TOTAL REPURCHASE AGREEMENTS
                 (Cost -- $38,354,000)                                38,354,000
================================================================================
                 TOTAL INVESTMENTS -- 100.0%
                 (Cost -- $130,049,228**)                           $139,418,493
================================================================================

*     Non-income producing security.
**    Aggregate cost for Federal income tax purposes is $131,403,018.

                       See Notes to Financial Statements.


          12  Smith Barney Group Spectrum Fund | 2003 Annual Report

================================================================================
Statement of Assets and Liabilities                           September 30, 2003
================================================================================

ASSETS:
     Investments, at value (Cost -- $91,695,228)                                                    $ 101,064,493
     Repurchase agreements, at value (Cost -- $38,354,000)                                             38,354,000
     Cash                                                                                                     703
     Receivable for securities sold                                                                     4,204,166
     Dividends and interest receivable                                                                    122,421
     Receivable for Fund shares sold                                                                       15,942
------------------------------------------------------------------------------------------------------------------
     Total Assets                                                                                     143,761,725
------------------------------------------------------------------------------------------------------------------
LIABILITIES:
     Payable for Fund shares reacquired                                                                   160,257
     Payable for open equity swap contracts (Note 5)                                                       94,427
     Management fee payable                                                                                80,175
     Distribution plan fees payable                                                                        44,664
     Accrued expenses                                                                                      96,252
------------------------------------------------------------------------------------------------------------------
     Total Liabilities                                                                                    475,775
------------------------------------------------------------------------------------------------------------------
Total Net Assets                                                                                    $ 143,285,950
==================================================================================================================

NET ASSETS:
     Par value of capital shares                                                                    $      18,295
     Capital paid in excess of par value                                                              257,310,081
     Accumulated net realized loss from investment transactions and equity swap contracts            (123,317,264)
     Net unrealized appreciation of investments and equity swap contracts                               9,274,838
------------------------------------------------------------------------------------------------------------------
Total Net Assets                                                                                    $ 143,285,950
==================================================================================================================

Shares Outstanding:
     Class A                                                                                            2,025,978
     -------------------------------------------------------------------------------------------------------------
     Class B                                                                                            3,629,006
     -------------------------------------------------------------------------------------------------------------
     Class L                                                                                           12,639,841
     -------------------------------------------------------------------------------------------------------------

Net Asset Value:
     Class A (and redemption price)                                                                 $        7.98
     -------------------------------------------------------------------------------------------------------------
     Class B *                                                                                      $        7.81
     -------------------------------------------------------------------------------------------------------------
     Class L *                                                                                      $        7.81
     -------------------------------------------------------------------------------------------------------------

Maximum Public Offering Price Per Share:
     Class A (net asset value plus 5.26% of net asset value per share)                              $        8.40
     -------------------------------------------------------------------------------------------------------------
     Class L (net asset value plus 1.01% of net asset value per share)                              $        7.89
==================================================================================================================

* Redemption price is NAV of Class B and L shares reduced by a 5.00% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

                       See Notes to Financial Statements.


          13    Smith Barney Group Spectrum Fund | 2003 Annual Report

================================================================================
Statement of Operations                    For the Year Ended September 30, 2003
================================================================================

INVESTMENT INCOME:
     Dividends                                                                         $  1,500,570
     Interest                                                                               547,404
----------------------------------------------------------------------------------------------------
     Total Investment Income                                                              2,047,974
----------------------------------------------------------------------------------------------------

EXPENSES:
     Distribution plan fees (Note 7)                                                      1,465,075
     Management fee (Note 2)                                                              1,036,555
     Shareholder servicing fees (Note 7)                                                    139,233
     Custody                                                                                 75,380
     Shareholder communications (Note 7)                                                     53,928
     Audit and legal                                                                         35,694
     Directors' fees                                                                         13,992
     License fees                                                                            10,175
     Other                                                                                    8,260
----------------------------------------------------------------------------------------------------
     Total Expenses                                                                       2,838,292
----------------------------------------------------------------------------------------------------
Net Investment Loss                                                                        (790,318)
----------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND EQUITY SWAP CONTRACTS (NOTES 3 AND 5):
     Realized Loss From:
       Investment transactions                                                          (10,105,462)
       Equity swap contracts                                                               (120,678)
----------------------------------------------------------------------------------------------------
     Net Realized Loss                                                                  (10,226,140)
----------------------------------------------------------------------------------------------------
     Change in Net Unrealized Appreciation of Investments and Equity Swap Contracts:
       Beginning of year                                                                 (5,490,416)
       End of year                                                                        9,274,838
----------------------------------------------------------------------------------------------------
     Increase in Net Unrealized Appreciation                                             14,765,254
----------------------------------------------------------------------------------------------------
Net Gain on Investments and Equity Swap Contracts                                         4,539,114
----------------------------------------------------------------------------------------------------
Increase in Net Assets From Operations                                                 $  3,748,796
====================================================================================================

                       See Notes to Financial Statements.


       14   Smith Barney Group Spectrum Fund  |  2003 Annual Report

================================================================================
Statements of Changes in Net Assets            For the Years Ended September 30,
================================================================================

                                                                 2003               2002
==============================================================================================
OPERATIONS:
     Net investment loss                                    $     (790,318)    $     (451,921)
     Net realized loss                                         (10,226,140)       (36,369,531)
     Increase (decrease) in unrealized appreciation             14,765,254         (2,214,241)
----------------------------------------------------------------------------------------------
     Increase (Decrease) in Net Assets From Operations           3,748,796        (39,035,693)
----------------------------------------------------------------------------------------------

FUND SHARE TRANSACTIONS (NOTE 10):
     Net proceeds from sales                                     7,675,731          5,829,618
     Cost of shares reacquired                                 (46,939,493)      (106,274,507)
----------------------------------------------------------------------------------------------
     Decrease in Net Assets From Fund Share Transactions       (39,263,762)      (100,444,889)
----------------------------------------------------------------------------------------------
Decrease in Net Assets                                         (35,514,966)      (139,480,582)

NET ASSETS:
     Beginning of year                                         178,800,916        318,281,498
----------------------------------------------------------------------------------------------
     End of year                                            $  143,285,950     $  178,800,916
==============================================================================================

                       See Notes to Financial Statements.


       15   Smith Barney Group Spectrum Fund  |  2003 Annual Report

================================================================================
Notes to Financial Statements
================================================================================

1. Significant Accounting Policies

The Smith Barney Group Spectrum Fund ("Fund"), a separate investment fund of the Smith Barney Investment Funds Inc. ("Company"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Company consists of this Fund and eight other separate investment funds: Smith Barney Investment Grade Bond Fund, Smith Barney Government Securities Fund, Smith Barney Hansberger Global Value Fund, Smith Barney Premier Selections Large Cap Fund, Smith Barney Premier Selections All Cap Growth Fund, Smith Barney Premier Selections Global Growth Fund, Smith Barney Small Cap Growth Fund and Smith Barney Small Cap Value Fund. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing price on such markets; securities traded in the over-the-counter market and listed securities for which no sales prices were reported are valued at the mean between the bid and asked price; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Directors; (d) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (e) dividend income is recorded on ex-dividend date and interest income is recorded on an accrual basis; (f) dividends and distributions to shareholders are recorded on the ex-dividend date; the Fund distributes dividends and capital gains, if any, at least annually; (g) gains or losses on the sale of securities are calculated using the specific identification method; (h) the accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian bank; (i) class specific expenses are charged to each class; management fees and general portfolio expenses are allocated on the basis of relative net assets of each class or on another reasonable basis; (j) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (k) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. At September 30, 2003, reclassifications were made to the capital accounts of the Fund to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, a portion of net investment loss of $504,217 was reclassified to paid-in capital. Net investment income, net realized gains and net assets were not affected by this change; and (l) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Management Agreement and Other Transactions

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager to the Fund. The Fund pays SBFM a management fee calculated at an annual rate of 0.65% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.


       16   Smith Barney Group Spectrum Fund  |  2003 Annual Report

================================================================================
Notes to Financial Statements (continued)
================================================================================

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Fund's transfer agent. PFPC Inc. ("PFPC") acts as the Fund's sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the year ended September 30, 2003, the Fund paid transfer agent fees of $157,824 to CTB.

Citigroup Global Markets Inc. ("CGM"), formerly known as Salomon Smith Barney Inc., another indirect wholly-owned subsidiary of Citigroup, acts as the Fund's distributor. For the year ended September 30, 2003, CGM and its affiliates did not receive any brokerage commissions.

There are maximum initial sales charges of 5.00% and 1.00% for Class A and L shares, respectively. There is a contingent deferred sales charge ("CDSC") of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase payment and declines thereafter by 1.00% per year until no CDSC is incurred. Class L shares also have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the year ended September 30, 2003, CGM received sales charges of approximately $15,000 and $30,000 on sales of the Fund's Class A and L shares, respectively. In addition, for the year ended September 30, 2003, CDSCs paid to CGM were approximately $148,000 for the Fund's Class B shares.

All officers and one Director of the Company are employees of Citigroup or its affiliates.

3. Investments

During the year ended September 30, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

================================================================================
Purchases                                                           $433,976,570
--------------------------------------------------------------------------------
Sales                                                                441,329,024
================================================================================

At September 30, 2003, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

================================================================================
Gross unrealized appreciation                                       $10,906,148
Gross unrealized depreciation                                        (2,890,673)
--------------------------------------------------------------------------------
Net unrealized appreciation                                         $ 8,015,475
================================================================================

4. Repurchase Agreements

The Fund purchases (and the custodian takes possession of) U.S. government securities from securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day), at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.


       17   Smith Barney Group Spectrum Fund  |  2003 Annual Report

================================================================================
Notes to Financial Statements (continued)
================================================================================

5. Equity Swap Contracts

The Fund has the ability to enter into equity index swap contracts. The Fund enters into these contracts to gain exposure to certain equity market sectors. The Fund will record the difference between the initial value of the index underlying the swap contract and the closing value of such index. These differences are netted out in a cash settlement periodically, with the Fund receiving or paying, as the case may be, only the net amount of the two differences.

At September 30, 2003, the Fund had the following equity swap agreement outstanding:

Swap Counterparty:                        Morgan Stanley
Effective Date:                           9/22/03
Notional Amount (Resets Weekly):          $4,437,021
Payments Made/Received:                   Floating rate (Based on the market
                                          value of the S&P 500 Diversified
Financials Index)
Termination Date:                         4/15/04
Unrealized Depreciation as of 9/30/03:    $(94,427)
                                          =========

6. Lending of Portfolio Securities

The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations. Fees earned by the Fund on securities lending are recorded as interest income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund maintains exposure for the risk of any losses in the investment of amounts received as collateral.

Income earned by the Fund from securities lending for the year ended September 30, 2003 was $1,058.

At September 30, 2003, the Fund did not have any securities on loan.


       18   Smith Barney Group Spectrum Fund  |  2003 Annual Report

================================================================================
Notes to Financial Statements (continued)
================================================================================

7. Class Specific Expenses

Pursuant to a Rule 12b-1 Distribution Plan, the Fund pays a service fee with respect to Class A, B, and L shares, calculated at an annual rate of 0.25% of the average daily net assets of each respective class. In addition, the Fund pays a distribution fee with respect to its Class B and L shares calculated at the annual rate of 0.75% of the average daily net assets of each class, respectively. For the year ended September 30, 2003, total Rule 12b-1 Distribution Plan fees, which are accrued daily and paid monthly, were as follows:

                                      Class A           Class B         Class L
================================================================================
Rule 12b-1 Distribution Plan Fees     $43,208          $304,557       $1,117,310
================================================================================

For the year ended September 30, 2003, total Shareholder Servicing fees were as follows:

                                      Class A           Class B          Class L
================================================================================
Shareholder Servicing Fees            $14,154           $33,075          $92,004
================================================================================

For the year ended September 30, 2003, total Shareholder Communication expenses were as follows:

                                      Class A           Class B          Class L
================================================================================
Shareholder Communication Expenses     $6,331            $8,233          $39,364
================================================================================

8. Capital Loss Carryforward

At September 30, 2003, the Fund had, for Federal income tax purposes, approximately $119,139,000 of unused capital loss carryforwards available to offset future capital gains. To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed.

The amount and year of expiration for each carryforward loss is indicated below. Expiration occurs on September 30 of the year indicated:

                                                2010                    2011
================================================================================
Carryforward Amounts                         $82,275,000             $36,864,000
================================================================================

In addition, the Fund had $2,824,154 of capital losses realized after October 31, 2002, which were deferred for tax purposes to the first day of the following fiscal year.

9. Income Tax Information

At September 30, 2003, the tax basis components of distributable earnings were:

================================================================================
Accumulated capital loss                                          $(119,139,320)
--------------------------------------------------------------------------------
Unrealized appreciation                                               7,921,048
================================================================================

The difference between book basis and tax basis unrealized appreciation is attributable primarily to wash sale loss deferrals.

At September 30, 2003, the Fund did not make any distributions.


       19   Smith Barney Group Spectrum Fund  |  2003 Annual Report

================================================================================
Notes to Financial Statements (continued)
================================================================================

10. Capital Shares

At September 30, 2003, the Company had ten billion shares of capital stock authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

                                    Year Ended                                  Year Ended
                                September 30, 2003                          September 30, 2002
                         ---------------------------------          ---------------------------------
                           Shares             Amount                  Shares             Amount
=====================================================================================================
Class A
Shares sold                 194,728       $     1,514,166              135,389       $     1,167,326
Shares reacquired          (589,261)           (4,546,653)          (1,343,189)          (11,966,532)
-----------------------------------------------------------------------------------------------------
Net Decrease               (394,533)      $    (3,032,487)          (1,207,800)      $   (10,799,206)
=====================================================================================================
Class B
Shares sold                 315,358       $     2,395,572              176,713       $     1,545,124
Shares reacquired        (1,043,754)           (7,948,376)          (1,956,371)          (17,003,424)
-----------------------------------------------------------------------------------------------------
Net Decrease               (728,396)      $    (5,552,804)          (1,779,658)      $   (15,458,300)
=====================================================================================================
Class L
Shares sold                 495,412       $     3,765,993              355,733       $     3,117,168
Shares reacquired        (4,537,804)          (34,444,464)          (8,810,786)          (77,304,551)
-----------------------------------------------------------------------------------------------------
Net Decrease             (4,042,392)      $   (30,678,471)          (8,455,053)      $   (74,187,383)
=====================================================================================================

11. Subsequent Event

The Fund has received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Fund's Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the sub-contractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

CAM has begun to take corrective actions. CAM will pay to the applicable funds $16 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.


        20   Smith Barney Group Spectrum Fund  |  2003 Annual Report

================================================================================
Financial Highlights
================================================================================

For a share of each class of capital stock outstanding throughout the year ended September 30, unless otherwise noted:

Class A Shares                                    2003(1)        2002(1)      2001(1)(2)
==========================================================================================
Net Asset Value, Beginning of Year             $     7.71      $   9.16      $   11.40
------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income                             0.01          0.04           0.10
   Net realized and unrealized gain (loss)           0.26         (1.49)         (2.31)
------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                  0.27         (1.45)         (2.21)
------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                               --            --          (0.03)
------------------------------------------------------------------------------------------
Total Distributions                                    --            --          (0.03)
------------------------------------------------------------------------------------------
Net Asset Value, End of Year                   $     7.98      $   7.71      $    9.16
------------------------------------------------------------------------------------------
Total Return                                         3.50%       (15.83)%       (19.43)%++
------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                 $   16,161      $ 18,665      $  33,253
Ratios to Average Net Assets:
   Expenses                                          1.11%         1.23%          1.18%+
   Net investment income                             0.17          0.49           1.05+
------------------------------------------------------------------------------------------
Portfolio Turnover Rate                               371%          375%           265%
==========================================================================================

Class B Shares                                   2003(1)          2002(1)        2001(1)(2)
============================================================================================
Net Asset Value, Beginning of Year             $     7.61      $      9.11     $   11.40
--------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income (loss)                     (0.05)           (0.02)         0.03
   Net realized and unrealized gain (loss)           0.25            (1.48)        (2.30)
--------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                  0.20            (1.50)        (2.27)
--------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                               --               --         (0.02)
--------------------------------------------------------------------------------------------
Total Distributions                                    --               --         (0.02)
--------------------------------------------------------------------------------------------
Net Asset Value, End of Year                   $     7.81      $      7.61     $    9.11
--------------------------------------------------------------------------------------------
Total Return                                         2.63%          (16.47)%      (19.97)%++
--------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                 $   28,348      $    33,160     $  55,932
--------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                          1.88%            1.98%         1.93%+
   Net investment income (loss)                     (0.59)           (0.27)         0.29+
--------------------------------------------------------------------------------------------
Portfolio Turnover Rate                               371%             375%          265%
============================================================================================

(1) Per share amounts have been calculated using the monthly average shares method.
(2)   For the period October 30, 2000 (inception date) to September 30, 2001.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


        21   Smith Barney Group Spectrum Fund  |  2003 Annual Report

================================================================================
Financial Highlights (continued)
================================================================================

For a share of each class of capital stock outstanding throughout the year ended September 30, unless otherwise noted:

Class L Shares                                2003(1)         2002(1)        2001(1)(2)
=========================================================================================
Net Asset Value, Beginning of Year           $   7.61       $    9.11       $   11.40
-----------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income (loss)                 (0.04)          (0.02)           0.03
   Net realized and unrealized gain (loss)       0.24           (1.48)          (2.30)
-----------------------------------------------------------------------------------------
Total Income (Loss) From Operations              0.20           (1.50)          (2.27)
-----------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                           --              --           (0.02)
-----------------------------------------------------------------------------------------
Total Distributions                                --              --           (0.02)
-----------------------------------------------------------------------------------------
Net Asset Value, End of Year                 $   7.81       $    7.61       $    9.11
-----------------------------------------------------------------------------------------
Total Return                                     2.63%         (16.47)%        (19.97)%++
-----------------------------------------------------------------------------------------
Net Assets, End of Year (000s)               $ 98,777       $ 126,976       $ 229,096
-----------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                      1.86%           1.97%           1.92%+
   Net investment income (loss)                 (0.57)          (0.25)           0.31+
-----------------------------------------------------------------------------------------
Portfolio Turnover Rate                           371%            375%            265%
=========================================================================================

(1) Per share amounts have been calculated using the monthly average shares method.
(2)   For the period October 30, 2000 (inception date) to September 30, 2001.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


        22   Smith Barney Group Spectrum Fund  |  2003 Annual Report

================================================================================
Independent Auditors' Report
================================================================================

The Shareholders and Board of Directors of
Smith Barney Investment Funds Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Smith Barney Group Spectrum Fund of Smith Barney Investment Funds Inc. ("Fund") as of September 30, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the two-year period then ended and for the period from October 30, 2000 (inception date) to September 30, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2003, by correspondence with the custodian and broker. As to securities sold but not yet delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of September 30, 2003, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the two-year period then ended and for the period from October 30, 2000 to September 30, 2001, in conformity with accounting principles generally accepted in the United States of America.


                                                        /s/ KPMG LLP


New York, New York
November 11, 2003, except for Note 11
Subsequent Event which is dated November 28, 2003.


      23   Smith Barney Group Spectrum Fund  |  2003 Annual Report

================================================================================
Additional Information (unaudited)
================================================================================

Information about Directors and Officers

The business and affairs of the Smith Barney Group Spectrum Fund ("Fund") are managed under the direction of the Board of Directors of Smith Barney Investment Funds Inc. ("Company"). Information pertaining to the Directors and certain officers of the Company is set forth below. The Statement of Additional Information includes additional information about the Company's Directors and is available, without charge, upon request by calling the Fund's transfer agent (Citicorp Trust Bank, fsb. at 1-800-451-2010).

                                                                                                         Number of
                                                  Term of                                               Portfolios
                                                Office* and           Principal                         in the Fund        Other
                                Position(s)      Length of          Occupation(s)                         Complex      Directorships
                                 Held with         Time              During Past                         Overseen        Held by
Name, Address and Age              Fund           Served             Five Years                         by Director      Director
====================================================================================================================================
Non-Interested Directors:

Paul R. Ades                      Director         Since     Law Firm of Paul R. Ades PLLC;                 15             None
Paul R. Ades, PLLC                                 1994      Partner in Law Firm of Murov &
181 West Main Street, Suite C                                Ades, Esq.
Babylon, NY 11702
Age 63

Herbert Barg                      Director         Since     Retired                                        42             None
1460 Drayton lane                                  1994
Wynewood, PA 19096
Age 80

Dwight B. Crane                   Director         Since     Professor, Harvard Business School             49             None
Harvard Business School                            1981
Soldiers Field
Morgan Hall #375
Boston, MA 02163
Age 66

Frank G. Hubbard                  Director         Since     President of Avatar International, Inc.        15             None
Avatar International, Inc.                         1993      (business development ) (since 1998);
87 Whittredge Road                                           Vice President of S&S Industries
Summit, NJ07901                                              (chemical distribution) (1995-1998)
Age 66

Jerome H. Miller                  Director         Since     Retired                                        15             None
c/o R. Jay Gerken                                  1998
Citigroup Asset Management
  ("CAM")
399 Park Avenue, 4th Floor
New York, NY 10022
Age 65

Ken Miller                        Director         Since     President of Young Stuff                       15             None
Young Stuff Apparel Group, Inc.                    1994      Apparel Group, Inc. (Since 1963)
930 Fifth Avenue
Suite 610
New York, NY 10021
Age 62


      24   Smith Barney Group Spectrum Fund  |  2003 Annual Report

================================================================================
Additional Information (unaudited) (continued)
================================================================================

                                                                                                         Number of
                                                  Term of                                               Portfolios
                                                Office* and           Principal                         in the Fund        Other
                                Position(s)      Length of          Occupation(s)                         Complex      Directorships
                                 Held with         Time              During Past                         Overseen        Held by
Name, Address and Age              Fund           Served             Five Years                         by Director      Director
====================================================================================================================================
Interested Directors:

R. Jay Gerken, CFA**              Chairman,        Since     Managing Director of Citigroup Global          219            None
CAM                               President and    2002      Markets Inc. ("CGM"); Chairman,
399 Park Avenue, 4th Floor        Chief Executive            President and Chief Executive Officer
New York, NY 10022                Officer                    of Smith Barney Fund Management LLC
Age 52                                                       ("SBFM"), Travelers Investment Adviser,
                                                             Inc. ("TIA") and Citi Fund Management,
                                                             Inc. ("CFM"); President and Chief
                                                             Executive Officer of certain mutual
                                                             funds associated with Citigroup Inc.
                                                             ("Citigroup"); formerly, Portfolio
                                                             Manager of Smith Barney Allocation
                                                             Series Inc. (from 1996-2001) and Smith
                                                             Barney Growth and Income Fund (from
                                                             1996-2000)

Officers:

Andrew B. Shoup***                Senior Vice      Since     Director of CAM; Senior Vice President         N/A            N/A
CAM                               President and    2003      and Chief Administrative Officer of
125 Broad Street, 10th Floor      Chief                      mutual funds associated with Citigroup
New York, NY 10004                Officer                    Inc.; Head of International Funds
Age 47                            Administrative             Administration of CAM from 2001 to 2003;
                                                             Director of Global Funds Administration
                                                             of CAM from 2000 to 2001; Head of U.S.
                                                             Citibank Funds Administration of CAM
                                                             from 1998 to 2000

Richard L. Peteka                 Chief            Since     Director of CGM; Chief Financial Officer       N/A            N/A
CAM                               Financial        2002      and Treasurer of certain mutual funds
125 Broad Street, 11th Floor      Officer and                associated with Citigroup; Director and
New York, NY 10004                Treasurer                  Head of Internal Control for Citigroup
Age 42                                                       Asset Management U.S. Mutual Fund
                                                             Administration (from 1999-2002); Vice
                                                             President, Head of Mutual Fund
                                                             Administration and Treasurer at
                                                             Oppenheimer Capital (from 1996-1999)

Kevin Kopczynski                  Vice President   Since     Director of CGM                                N/A            N/A
CAM                               and Investment   2000
300 First Stamford Place          Officer
4th Floor
Stamford, CT 06902
Age 38

Kaprel Ozsolak                    Controller       Since     Vice President of CGM; Controller              N/A            N/A
CAM                                                2002      of certain mutual funds associated
125 Broad Street, 11th Floor                                 with Citigroup
New York, NY 10004
Age 38


      25   Smith Barney Group Spectrum Fund  |  2003 Annual Report

================================================================================
Additional Information (unaudited) (continued)
================================================================================

                                                                                                         Number of
                                                  Term of                                               Portfolios
                                                Office* and           Principal                         in the Fund        Other
                                Position(s)      Length of          Occupation(s)                         Complex      Directorships
                                 Held with         Time              During Past                         Overseen        Held by
Name, Address and Age              Fund           Served             Five Years                         by Director      Director
====================================================================================================================================
Robert I. Frenkel***             Secretary         Since     Managing Director and General Counsel          N/A            N/A
CAM                              and Chief         2003      of Global Mutual Funds for CAM and its
300 First Stamford Place         Legal Officer               predecessor (since 1994); Secretary
4th Floor                                                    of CFM; Secretary and Chief Legal
Stamford, CT 06902                                           Officer of mutual funds associated with
Age 48                                                       Citigroup Inc.

------------
* Each Director and Officer serves until his or her successor has been duly elected and qualified.
** Mr. Gerken is an "interested person" of the Fund as defined in the Investment Company Act of 1940, as amended, because Mr. Gerken is an officer of SBFM and of certain of its affiliates.
***   As of November 25, 2003.


      26   Smith Barney Group Spectrum Fund  |  2003 Annual Report

                     (This page intentionally left blank.)

                     (This page intentionally left blank.)

--------------------------------------------------------------------------------
SMITH BARNEY
GROUP SPECTRUM FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DIRECTORS

Paul R. Ades
Herbert Barg
Dwight B. Crane
R. Jay Gerken, CFA
   Chairman
Frank G. Hubbard
Jerome H. Miller
Ken Miller

OFFICERS

R. Jay Gerken, CFA
President and Chief
Executive Officer

Andrew B. Shoup*
Senior Vice President and
Chief Administrative Officer

Richard L. Peteka
Chief Financial Officer
and Treasurer

Kevin Kopczynski
Vice President and
Investment Officer

Kaprel Ozsolak
Controller

Robert I. Frenkel*
Secretary and
Chief Legal Officer

INVESTMENT MANAGER

Smith Barney Fund
  Management LLC

DISTRIBUTOR

Citigroup Global Markets Inc.

CUSTODIAN

State Street Bank and
  Trust Company

TRANSFER AGENT

Citicorp Trust Bank, fsb.
125 Broad Street, 11th Floor
New York, New York 10004

SUB-TRANSFER AGENT

PFPC Inc.
P.O. Box 9699
Providence, Rhode Island
02940-9699


* As of November 25, 2003.

Smith Barney Group Spectrum Fund
================================================================================

Smith Barney Group Spectrum Fund

The Fund is a separate investment fund of the Smith Barney Investment Funds Inc., a Maryland corporation.

This report is submitted for the general information of the shareholders of Smith Barney Investment Funds Inc. - Smith Barney Group Spectrum Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after December 31, 2003, this report must be accompanied by performance information for the most recently completed calendar quarter.

SMITH BARNEY GROUP SPECTRUM FUND
Smith Barney Mutual Funds
125 Broad Street
10th Floor, MF-2
New York, New York 10004

For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

www.smithbarneymutualfunds.com


(C)2003 Citigroup Global Markets Inc.
Member NASD, SIPC


FD02395 11/03                                                            03-5675

ITEM 2.  CODE OF ETHICS.

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         The Board of Directors of the registrant has determined that Dwight Crane, a member of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Crane as the Audit Committee's financial expert. Mr. Crane is an "independent" Director pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
               Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

         (a)   Code of Ethics attached hereto.

         Exhibit 99.CODE ETH

         (b)   Attached hereto.

         Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

         Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002


SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Investment Funds Inc.


By:   /s/ R. Jay Gerken
      R. Jay Gerken
      Chief Executive Officer of
      Smith Barney Investment Funds Inc.

Date: December 12, 2003

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ R. Jay Gerken
      R. Jay Gerken
      Chief Executive Officer of
      Smith Barney Investment Funds Inc.

Date: December 12, 2003

By:   /s/ Richard L. Peteka
      Richard L. Peteka
      Chief Financial Officer of
      Smith Barney Investment Funds Inc.

Date: December 12, 2003